Convertible Note (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	Dec. 09, 2019 USD ($)	Nov. 05, 2019 USD ($)	Nov. 05, 2019 CNY (¥)	May 05, 2018 USD ($) $ / shares	May 05, 2018 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2019 CNY (¥)	Nov. 05, 2019 CNY (¥)	May 05, 2018 CNY (¥) item
Debt Instrument [Line Items]
Proceeds from convertible note issuance								¥ 234,039
Convertible note								242,702	¥ 278,472
Debt discount on convertible note							¥ 0	32,318
Amortization of debt discount						$ 5,878	40,918	25,337
Gain on change in fair value of derivative liabilities						$ 3,997	27,829	57,890
Interest expenses on issuance of convertible note							6,594	4,987
Embedded conversion feature of convertible debt
Debt Instrument [Line Items]
Fair value of embedded conversion								¥ 596		¥ 0	¥ 58,486
Gain on change in fair value of derivative liabilities							¥ 27,230
Embedded conversion feature of convertible debt | Measurement input, share Price
Debt Instrument [Line Items]
Embedded Derivative Liability, Measurement Input | item								6.50			6.50
Embedded conversion feature of convertible debt | Measurement Input, expected dividend rate
Debt Instrument [Line Items]
Embedded Derivative Liability, Measurement Input | item								0.00			0.00
Embedded conversion feature of convertible debt | Measurement Input, risk free interest rate
Debt Instrument [Line Items]
Embedded Derivative Liability, Measurement Input | item								0.0302			0.0312
Embedded conversion feature of convertible debt | Measurement Input, expected term
Debt Instrument [Line Items]
Embedded Derivative Liability, Measurement Input | item								0.83			1.5
Embedded conversion feature of convertible debt | Measurement Input, quoted price
Debt Instrument [Line Items]
Embedded Derivative Liability, Measurement Input | item								2.23			5.73
Embedded conversion feature of convertible debt | Class B Ordinary Shares | Measurement Input, price volatility
Debt Instrument [Line Items]
Embedded Derivative Liability, Measurement Input | item								56.0			56.0
FutureX Convertible Note
Debt Instrument [Line Items]
Convertible note conversion price | $ / shares				$ 6.50
Convertible note term											18 months
Convertible note bears interest				2.80%	2.80%
Percentage of the principal amount to repurchase the convertible note						100.00%	100.00%
Amortization of debt discount							¥ 32,337	¥ 25,337
Gain on change in fair value of derivative liabilities							¥ 599
FutureX Innovation SPC
Debt Instrument [Line Items]
Proceeds from convertible note issuance				$ 40,000	¥ 275,020
Convertible note conversion price | $ / shares						$ 6.50
Convertible note bears interest						24.00%	24.00%
Convertible note	$ 41,913,498	$ 41,697								¥ 290,288
Interest expenses on issuance of convertible note		$ 287	¥ 1,995
Debt Repayment period	21 days
Additional extension fees						$ 2,001	¥ 13,934
FutureX Innovation SPC | Class B Ordinary Shares
Debt Instrument [Line Items]
Registration rights agreement period				15 months	15 months